SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations and Principles of Consolidation:  AJS Bancorp, Inc. (the “Company”), is a savings and loan holding company, the principal asset of which consists of its ownership of A.J. Smith Federal Savings Bank (the “Bank”). The Bank is a federally chartered savings bank with operations located in Midlothian and Orland Park, Illinois.

The Company provides single-family residential, home equity and commercial real estate loans to customers and accepts deposits from customers located in the southern suburbs of Chicago, Illinois. The Company’s profitability is significantly dependent on net interest income, which is the difference between interest income generated from interest-earning assets (i.e. loans and securities) and interest expense paid on interest-bearing liabilities (i.e. customer deposits and Federal Home Loan Bank advances). Net interest income is affected by the relative amount of interest-earning assets and interest-bearing liabilities and the interest received or paid on these balances. The level of interest rates paid or received by the Company can be significantly influenced by a number of environmental factors, such as governmental monetary policy, that are outside of management’s control.

The consolidated financial statements included herein include the accounts of the Company and the Bank. All significant intercompany items have been eliminated.

Use of Estimates: To prepare financial statements in conformity with accounting principles generally accepted in the United States of America management makes estimates and assumptions based on available information.  These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and actual results could differ.

Cash Flows:  Cash and cash equivalents include cash and deposits with other financial institutions with original maturities of less than 90 days.  Certain cash deposits at other financial institutions from time to time may be over the Federal Deposit Insurance Corporation (FDIC) limits.  Net cash flows are reported for customer loan and deposit transactions, and certificates of deposit with other financial institutions.

Securities:  Securities are classified as held-to-maturity and carried at amortized cost when management has the positive intent and ability to hold them to maturity.  Securities are classified as available-for-sale when they might be sold before maturity.  Securities available-for-sale are carried at fair value, with unrealized holding gains and losses reported in other comprehensive income (loss), net of tax.

Interest income includes amortization of purchase premium or discount.  Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage-backed securities where prepayments are anticipated.  Gains and losses on sales are based on the amortized cost of the security sold.

Management evaluates securities for other-than-temporary impairment on at least a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation.  For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss, and the financial condition and near-term prospects of the issuer.  Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings.  For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: 1) other-than-temporary impairment related to credit loss, which must be recognized through earnings and 2) other-than-temporary impairment related to other factors, which is recognized in other comprehensive income.  The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis. For equity securities, the entire amount of impairment is recognized through earnings.

Loans:  Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of unearned interest, deferred loan fees and costs, and an allowance for loan losses.

Interest income is reported on the interest method and includes amortization of net deferred loan fees and costs over the contractual loan term.  Interest income is accrued on the unpaid principal balance.  Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments.

Interest income on mortgage and commercial loans is discontinued at the time the loan is greater than 90 days delinquent unless the loan is well-secured and in process of collection.  Consumer loans are typically charged off no later than 120 days past due.  Past due status is based on the contractual terms of the loan.  In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.  Nonaccrual loans and loans past due 90 days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.  A loan is moved to nonaccrual status in accordance with the Company’s policy, typically after 90 days of non-payment.

All interest accrued but not received for loans placed on nonaccrual are reversed against interest income.  Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses:  The allowance for loan losses is a valuation allowance for probable incurred credit losses, increased by the provision for loan losses and decreased by charge-offs less recoveries.  We estimate the allowance balance required using past loan loss experience; known and inherent losses in the nature and volume of the portfolio that are both probable and estimable; information about specific borrower situations; and estimated collateral values, economic conditions, and other factors.  Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in our judgment, should be charged off.  Loan losses are charged against the allowance when we believe that the uncollectibility of a loan balance is confirmed.

The allowance consists of specific and general components.  The specific component relates to loans that are individually classified as impaired or loans otherwise classified as substandard or doubtful.

Non-performing loans and impaired loans are defined differently.  A loan is impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  A loan is non-performing when it is on non-accrual or greater than 90 days past due.  Some loans may be included in both categories, whereas other loans may only be included in one category. Our policy requires that all non-homogeneous loans past due greater than 90 days be classified as impaired and non-performing.  However, performing loans may also be classified as impaired when we do not expect to collect all amounts due according to the contractual terms of the loan agreement.  Loans for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings and classified as impaired.

Factors considered by us in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  We determine the significance of payment delays and payment shortfalls on case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

Multi-family and commercial loans are individually evaluated for impairment. If a loan is impaired, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral if repayment is expected solely from the collateral. Large groups of smaller balance homogeneous loans, such as consumer and residential real estate loans are collectively evaluated for impairment, and accordingly, are not separately identified for impairment disclosures.

Troubled debt restructurings are separately identified for impairment disclosures and are measured at the present value of estimated future cash flows using the loan’s effective rate at inception.  If a troubled debt restructuring is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral.  For troubled debt restructurings that subsequently default, we determine the amount of reserve in accordance with the accounting policy for the allowance for loan losses.

The general component covers non-impaired loans and is based on actual historical loss experience determined by portfolio loan segment adjusted for current factors.  This actual loss experience is supplemented with other economic factors based on the risks present for each portfolio loan segment, such as real estate trends and national and local economic conditions.  As greater risk is associated with loans classified as special mention and substandard that are not impaired, the Company considers the actual historical loss experience by loan segment, the levels of loans classified as special mention and substandard, and the trends in the collateral associated with these classifications.

The following portfolio segments have been identified: One —to four-family, multi-family and commercial, home equity, consumer and other.  Substantially all of the loans are secured by specific items of collateral including business assets, consumer assets, and commercial and residential real estate.  Commercial loans are expected to be repaid from cash flows from operations of businesses and consumer loans are expected to be repaid from personal cash flows.  There are no significant concentrations of loans to any one industry or customer.  Risk factors impacting loans in each of the portfolio segments include local & national real estate values, local and national economic factors affecting borrowers’ employment prospects and income levels, levels and movement of interest rates and general availability of credit, and overall economic sentiment.

FHLB Stock:  The Bank is a member of the FHLB system.  Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts.  FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value.  Both cash and stock dividends are reported as income.

Premises and Equipment:  Land is carried at cost.  Premises and equipment are stated at cost less accumulated depreciation.  Depreciation is calculated using primarily the straight-line method and is provided over the estimated useful lives of 15 to 50 years for premises and 1 to 10 years for equipment.

Long-Term Assets:  Premises and equipment and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows.  If impaired, the assets are recorded at fair value.

Bank-Owned Life Insurance:  The Company has purchased life insurance policies on certain key executives.  Company owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Other Real Estate Owned:  Assets acquired through or instead of loan foreclosure are initially recorded at fair value less estimated costs to sell when acquired, establishing a new cost basis. Physical possession of residential real estate collateralizing a consumer mortgage loan occurs when legal title is obtained on completion of foreclosure or when the borrower conveys all interest in the property to satisfy the loan through completion of a deed in lieu of foreclosure or through a similar agreement. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. These assets are subsequently accounted for at the lower of cost or fair value less estimated costs to sell.  If fair value declines subsequent to foreclosure, a valuation allowance is recorded through expense.  Operating costs after acquisition are expensed as incurred.

Loan Commitments and Related Financial Instruments:  Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs.  The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay.  Such financial instruments are recorded when they are funded.

Income Taxes:  Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities.   Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates.  A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur.  The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.  For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.  At December 31, 2015 and December 31, 2014, there are no amounts accrued for uncertainty in income taxes.

The Company recognizes interest and/or penalties related to income tax matters in income tax expense.  No expense was accrued for these items during the years ended 2015 and 2014.

Retirement Plans:  Profit sharing plan expense is the amount of discretionary Company contributions.  Deferred compensation is funded by officer and director contributions. Supplemental retirement plan expense allocates the benefits over years of service once eligible participants meet minimum employment requirements.

Employee Stock Ownership Plan: The cost of shares issued to the ESOP, but not yet allocated to participants, is shown as a reduction of shareholders’ equity. Compensation expense is based on the market price of shares as they are committed to be released to participant accounts. Dividends on allocated ESOP shares reduce retained earnings; dividends on unearned ESOP shares reduce debt and accrued interest. Shares are considered outstanding in the earnings per share calculations when earned.  Because participants may require the Company to purchase their ESOP shares upon termination of their employment and certain predetermined dates according to the ESOP plan document, the fair value of the putable allocated ESOP shares is reclassified from stockholders’ equity and included in other liabilities.

Stock-Based Compensation:  Compensation cost is recognized for stock options and restricted stock awards issued to employees, based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Company’s common stock at the date of grant is used for restricted stock awards.

Compensation cost is recognized over the required service period, generally defined as the vesting period. For awards with graded vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award.

Income Per Common Share:  Basic income per common share is net income divided by the weighted average number of common shares outstanding during the period.  Employee stock ownership plan shares are considered outstanding for this calculation unless unearned.  Diluted earnings per common share show the dilutive effect, if any, of additional common shares issuable from stock options and stock awards.  Income and dividends per share are restated for all stock splits and dividends through the date of issue of the financial statements.  No stock splits or stock dividends occurred during 2015 or 2014.

Liquidation Account Related to Reorganization:  On September 27, 2013, the Boards of Directors of the Company, AJS Bancorp, MHC and the Bank each unanimously adopted a Plan of Conversion and Reorganization of AJS Bancorp, MHC (the “Plan”) pursuant to which AJS Bancorp, MHC undertook a “second-step” conversion and ceased to exist.  AJS Bancorp, MHC reorganized from a two-tier mutual holding company structure to a fully public stock holding company structure effective October 9, 2013.

In accordance with Board of Governors of the Federal Reserve System regulations, at the time of the reorganization, the Company substantially restricted retained earnings by establishing a liquidation account.  The liquidation account will be maintained for the benefit of eligible account holders who continue to maintain their accounts at the Bank after conversion.  The Bank will establish a parallel liquidation account to support the Company’s liquidation account in the event the Company does not have sufficient assets to fund its obligations under its liquidation account.  The liquidation accounts will be reduced annually to the extent that eligible account holders have reduced their qualifying deposits.  Subsequent increases will not restore an eligible account holder’s interest in the liquidation accounts.  In the event of a complete liquidation of the Bank or the Company, each account holder will be entitled to receive a distribution in an amount proportionate to the adjusted qualifying account balances then held.  The Bank may not pay dividends if those dividends would reduce equity capital below the required liquidation account amount.

Stock Repurchase Programs: On May 23, 2014, the Company approved its first stock repurchase program for repurchase of up to 56,267 shares of its common stock. On October 30, 2014, the Company completed its first stock repurchase program with the repurchase of 56,267 shares at an average price of $13.41 per share.

On October 21, 2014, the Company approved its second repurchase program for repurchase of up to 115,000 shares of its common stock. On March 10, 2015, the Company completed its second stock repurchase program with the repurchase of 115,000 shares at an average price of $13.61 per share.

On March 17, 2015, the Company approved its third repurchase program for repurchase of up to 110,000 shares of its common stock. As of December 31, 2015, the Company had repurchased 2,274 shares at an average price of $14.54 per share.

Comprehensive Income (Loss):  Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss).  Other comprehensive income (loss) includes unrealized gains and losses on securities available-for-sale, which are also recognized as separate components of stockholders’ equity.

Loss Contingencies:  Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated.  Management does not believe there now are such matters that will have a material effect on the financial statements.

Operating Segments:  While management monitors revenue streams of the various products and services, operations are managed and financial performance is evaluated on a Company-wide basis.  Operating segments are aggregated into one as operating results for all segments are similar.  Accordingly, all of the financial service operations are considered by management to be aggregated in one reportable operating segment.

Dividend Restriction:  Banking regulations require the maintenance of certain capital levels and may limit the dividends paid by the Bank to the holding company or by the holding company to the stockholders.

Fair Value of Financial Instruments:  Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note.  Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items.  Changes in assumptions or in market conditions could significantly affect the estimates.

Reclassifications:  Some items in the prior year consolidated financial statements were reclassified to conform to the current presentation.  Reclassifications had no effect on prior year net income or stockholders’ equity.